Goodwill and Intangible Assets - Finite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 247.7	$ 175.7
Policies in force
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	256.2	256.2
Accumulated Amortization	137.3	100.7
Net Carrying Amount	118.9	155.5
Agency relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	159.2	159.2
Accumulated Amortization	42.6	31.3
Net Carrying Amount	116.6	127.9
Software rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	79.1	79.1
Accumulated Amortization	40.1	29.4
Net Carrying Amount	39.0	49.7
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34.8	34.8
Accumulated Amortization	27.1	13.7
Net Carrying Amount	7.7	21.1
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	529.3	529.3
Accumulated Amortization	247.1	175.1
Net Carrying Amount	$ 282.2	$ 354.2